Segment disclosures (Disclosure of operating segments) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets	$ 15,053,130	$ 10,436,177
Non-current, non-financial assets	13,134,987	8,014,991
Loss
Loss	(2,763,134)	(9,325,226)
Real Estate [Member]
Assets
Total assets	5,456,419	1,851,487
Non-current, non-financial assets	5,456,419	1,851,487
Loss
Loss	(66,996)	(294,282)
Renewable Energy [Member]
Assets
Total assets	7,001,549	6,163,504
Non-current, non-financial assets	7,001,549	6,163,504
Loss
Loss	(15,078)	(2,063)
Corporate [Member]
Assets
Total assets	2,595,162	2,421,420
Non-current, non-financial assets	677,019	0
Loss
Loss	$ (2,681,060)	$ (9,028,881)